Income tax and deferred taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current tax assets, current		$ 32,291	$ 51,632
Current tax assets, non-current		32,179	32,179
Monthly provisional income tax payments, Chilean companies [Member]
Current tax assets, current		17,613	45,955
Current tax assets, non-current		6,398	6,398
Monthly provisional payment Royalty [Member]
Current tax assets, current		588	3,542
Monthly provisional income tax payments, foreign companies [Member]
Current tax assets, current		1,644	1,323
Corporate tax credits [Member]
Current tax assets, current	[1]	944	748
Corporate tax absorbed by tax losses [Member]
Current tax assets, current		0	64
Taxes in recovery process [Member]
Current tax assets, current		11,502	0
Specific tax on mining activities paid on consignment [Member]
Current tax assets, non-current		$ 25,781	$ 25,781

[1]	These credits are available to companies and relate to the corporate tax payment in April of the following year. These credits include, amongst other items, training expense credits (SENCE) and property, plant and equipment acquisition credits that are equivalent to 4% of the property, plant and equipment purchases made during the year, In addition, some credits relate to the donations the Group has made during 2017 and 2016.